Recoverable Taxes (Details) - Schedule of recoverable taxes - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of recoverable taxes [Abstract]
Value Added Tax	$ 100,838	$ 534,760
Income Tax	353,325	494,603
Other	595	445
Total recoverable taxes	$ 454,758	$ 1,029,808